Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables
Trade and Other Receivables

5. Trade and Other Receivables

Trade and other receivables consisted of the following:

	As of
	December 31,
	2021	2022
Due from charterers	577	2,999
VAT receivable	33	43
Accrued income	5,120	4,440
Insurance claims	2,853	1,125
Other receivables	2,573	2,578
Total	11,156	11,185

Accrued income represents net revenues receivable from charterers, which have not yet been invoiced; all other amounts not yet invoiced are included under Other receivables.